Schedule II—Valuation and Qualifying Accounts (Details) - Allowance for doubtful accounts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 5	$ 4	$ 5
Charges to cost and expenses	0	1	0
Charged to other accounts	0	0	0
Deductions	0	0	(1)
Balance at end of period	$ 5	$ 5	$ 4